Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Note 14 – Earnings Per Share

Basic earnings per common share is computed by dividing net income available to common stockholders by the weighted average of common shares outstanding during the period.  Diluted earnings per common share adjusts basic earnings per common share for the effects of stock options and restricted stock in the periods where such items are dilutive.

On August 30, 2013, 46,743,316 shares of our common stock were distributed to the shareholders of Murphy Oil in connection with the separation.  For comparative purposes, we have assumed this amount to be outstanding as of the beginning of each prior period prior to the separation presented in the calculation of weighted average shares outstanding.

During May 2014, the Company executed a share repurchase program that was approved by the Board of Directors for approximately $50 million worth of common stock of the Company.  At the completion of this plan, the Company had acquired 1,040,636 shares of common stock for an average price of $48.07 per share including brokerage fees.

The following table provides a reconciliation of basic and diluted earnings per share computations for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per share amounts):

	Years ended December 31,
(Thousands of dollars except per share amounts)	2014	2013	2012
Earnings per common share:
Net income attributable to common stockholders	$243,863	$235,033	$83,568
Weighted average common shares outstanding (in thousands)	46,104	46,743	46,743
Total earnings per share	$5.29	$5.03	$1.79

Earnings per common share - assuming dilution:	Years ended December 31,
	2014	2013	2012
Net income attributable to common stockholders	$243,863	$235,033	$83,568
Weighted average common shares outstanding (in thousands)	46,104	46,743	46,743
Common equivalent shares:
Dilutive options	313	115	—
Weighted average common shares outstanding - assuming dilution (in thousands)	46,417	46,858	46,743
Earnings per share - assuming dilution	$5.26	$5.02	$1.79